Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue From Contract With Customer [Abstract]
Schedule of Revenue

	Year ended December 31
	2017	2018	2019
	RMB	RMB	RMB
Sales of product
- IoT-enabled smart home products	712,317	2,081,273	3,587,355
- Consumable products	87,500	141,940	265,844
- Other products	72,686	323,381	741,290
Total of sales of product	872,503	2,546,594	4,594,489
Rendering of services	716	14,635	53,024
Total	873,219	2,561,229	4,647,513